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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21043

                         Pioneer High Income Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:   March 31

Date of reporting period:  December 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer High

 Income Trust

 NQ | December 31, 2015

 Ticker Symbol: PHT

 Principal

 Amount

 USD ($)

 Value

 ASSET BACKED SECURITIES -  0.9% of Net Assets

 BANKS - 0.0%†

 Thrifts & Mortgage Finance - 0.0%†

   136,562(a)

 Security National Mortgage Loan Trust, Series 2007-1A, Class 1A3, 6.55%, 4/25/37 (144A)

 $ 136,890

 Total Banks

                 $ 136,890

 DIVERSIFIED FINANCIALS - 0.6%

 Asset Management & Custody Banks - 0.4%

   974,000(b)

 VOLT XXXVII LLC, Series 2015-NP11, Class A2, 4.375%, 7/25/45 (144A)

 $ 940,453

 Thrifts & Mortgage Finance - 0.2%

   660,000(a)

 GMAT Trust, Series 2013-1A, Class M, 5.0%, 11/25/43 (144A)

 $ 624,407

 Total Diversified Financials

                 $ 1,564,860

 TRANSPORTATION - 0.3%

 Airlines - 0.3%

   1,062,179(c)

 Aircraft Finance Trust, Series 1999-1A, Class A1, 0.811%, 5/15/24 (144A)

 $ 281,478

   487,621(c)

 Aviation Capital Group Trust, Series 2000-1A, Class A1, 1.311%, 11/15/25 (144A)

   78,324

   1,269,269(c)

 Lease Investment Flight Trust, Series 1, Class A1, 0.721%, 7/15/31

   470,423

 Total Transportation

                 $ 830,225

 TOTAL ASSET BACKED SECURITIES

 (Cost  $3,670,776)

                 $ 2,531,975

 COLLATERALIZED MORTGAGE OBLIGATIONS -  2.4% of Net Assets

 BANKS - 1.1%

 Thrifts & Mortgage Finance - 1.1%

   850,000(c)

 BAMLL Commercial Mortgage Securities Trust, Series 2014-INLD, Class F, 2.725%, 12/15/29 (144A)

 $ 783,469

   400,000(a)

 Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class B, 5.722%, 6/11/40 (144A)

   398,517

   185,003

 Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.0%, 5/26/53 (144A)

   182,043

   250,000(a)

 Springleaf Mortgage Loan Trust, Series 2013-1A, Class B1, 5.58%, 6/25/58 (144A)

   250,481

   498,000(a)

 Wachovia Bank Commercial Mortgage Trust, Series 2006-C24, Class AJ, 5.658%, 3/15/45

   496,926

   900,000(a)

 Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class AJ, 5.947%, 5/15/46

   907,653

 Total Banks

                 $ 3,019,089

 DIVERSIFIED FINANCIALS - 1.3%

 Thrifts & Mortgage Finance - 1.3%

   700,000(c)

 CFCRE Mortgage Trust, Series 2015-RUM, Class E, 4.931%, 7/15/30 (144A)

 $ 697,515

   1,000,000(a)

 Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class E, 3.208%, 7/10/47 (144A)

   640,933

   500,000(a)

 Commercial Mortgage Trust, Series 2007-C9, Class H, 5.796%, 12/10/49 (144A)

   458,223

   1,000,000(c)

 CSMC Trust, Series 2015-SAND, Class F, 5.031%, 8/15/30 (144A)

   1,000,246

   200,000

 JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class AJ, 5.623%, 5/12/45

   191,895

   650,000(a)

 JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class AJ, 6.009%, 2/15/51

   656,171

 Total Diversified Financials

                 $ 3,644,983

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost  $6,715,791)

                 $ 6,664,072

 SENIOR SECURED FLOATING RATE LOAN INTERESTS -  6.7% of Net Assets* (c)

 CAPITAL GOODS - 0.1%

 Industrial Conglomerates - 0.1%

   313,298

 Filtration Group Corp., Second Lien Initial Term Loan, 8.25%, 11/22/21

 $ 305,727

 Total Capital Goods

                 $ 305,727

 CONSUMER SERVICES - 1.0%

 Education Services - 1.0%

   2,842,000

 McGraw-Hill School Education Holdings LLC, Term B Loan, 6.25%, 12/18/19

 $ 2,799,370

 Total Consumer Services

                 $ 2,799,370

 ENERGY - 0.3%

 Coal & Consumable Fuels - 0.1%

   587,500

 PT Bumi Resources Tbk, Term Loan, 18.0%, 11/7/15

 $ 126,312

 Principal

 Amount

 USD ($)

 Value

 Oil & Gas Drilling - 0.2%

   1,050,500

 Jonah Energy LLC, Second Lien Initial Term Loan, 7.5%, 5/12/21

 $ 661,815

 Total Energy

                 $ 788,127

 HEALTH CARE EQUIPMENT & SERVICES - 0.8%

 Health Care Equipment & Services - 0.4%

   1,140,000

 Concentra, Inc., Initial Term Loan, 9.0%, 6/1/23

 $ 1,117,884

 Health Care Technology - 0.4%

   1,172,576

 Medical Card System, Inc., Term Loan, 12.0%, 3/17/17

 $ 1,125,673

 Total Health Care Equipment & Services

                 $ 2,243,557

 INSURANCE - 0.7%

 Property & Casualty Insurance - 0.7%

   1,885,452

 Confie Seguros Holding II Co., Second Lien Term Loan, 10.25%, 5/8/19

 $ 1,864,241

 Total Insurance

                 $ 1,864,241

 MATERIALS - 0.1%

 Diversified Metals & Mining - 0.1%

   189,033

 FMG Resources (August 2006) Pty, Ltd. (FMG America Finance, Inc.), Term Loan, 4.25%, 6/30/19

 $ 141,906

   131,698(d)(e)

 PT Bakrie & Brothers Tbk, Facility Term Loan B, 8.0%, 11/25/14

   28,315

 Total Materials

                 $ 170,221

 MEDIA - 0.5%

 Publishing - 0.5%

   1,195,425

 Cengage Learning Acquisitions, Inc., (fka TL Acquisitions, Inc.), Term Loan, 7.0%, 3/31/20

 $ 1,162,551

   298,535

 Lee Enterprises, Inc., First Lien Term Loan, 7.25%, 3/31/19

   292,743

 Total Media

                 $ 1,455,294

 PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.4%

 Biotechnology - 1.4%

   4,084,475

 Lantheus Medical Imaging, Inc., Term Loan, 7.0%, 6/30/22

 $ 3,757,717

 Total Pharmaceuticals, Biotechnology & Life Sciences

                 $ 3,757,717

 RETAILING - 0.9%

 Automotive Retail - 0.6%

   1,526,250

 CWGS Group LLC, Term Loan, 5.25%, 2/20/20

 $ 1,516,711

 Computer & Electronics Retail - 0.3%

   1,166,090

 Targus Group International, Inc., Term Loan, 14.75%, 5/24/16

 $ 854,161

 Total Retailing

                 $ 2,370,872

 SOFTWARE & SERVICES - 0.9%

 Application Software - 0.9%

   2,500,000

 Vertafore, Inc., Second Lien Term Loan, 9.75%, 10/27/17

 $ 2,498,125

 Total Software & Services

                 $ 2,498,125

 TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS

 (Cost  $19,772,726)

                 $ 18,253,251

 CORPORATE BONDS & NOTES -  124.2% of Net Assets

 AUTOMOBILES & COMPONENTS - 0.4%

 Auto Parts & Equipment - 0.4%

   1,140,000(f)

 International Automotive Components Group SA, 9.125%, 6/1/18 (144A)

 $ 974,700

 Total Automobiles & Components

                 $ 974,700

 BANKS - 3.3%

 Diversified Banks - 1.2%

   1,200,000(a)

 Access Bank Plc, 9.25%, 6/24/21 (144A)

 $ 1,030,500

   1,650,000(a)(f)(g)

 Bank of America Corp., 6.25%

   1,654,125

   600,000(a)(f)(g)

 Bank of America Corp., 6.5%

   632,250

                 $ 3,316,875

 Thrifts & Mortgage Finance - 2.1%

   1,325,000(f)

 Ocwen Financial Corp., 6.625%, 5/15/19

 $ 1,166,000

   4,825,000(f)

 Provident Funding Associates LP / PFG Finance Corp., 6.75%, 6/15/21 (144A)

   4,668,187

                 $ 5,834,187

 Total Banks

                 $ 9,151,062

 CAPITAL GOODS - 9.0%

 Aerospace & Defense - 2.4%

   2,200,000

 ADS Tactical, Inc., 11.0%, 4/1/18 (144A)

 $ 2,227,500

   500,000

 DigitalGlobe, Inc., 5.25%, 2/1/21 (144A)

   420,000

   3,084,000(f)

 DynCorp International, Inc., 10.375%, 7/1/17

   2,282,160

   1,305,000(f)

 LMI Aerospace, Inc., 7.375%, 7/15/19

   1,291,950

   525,000

 Triumph Group, Inc., 5.25%, 6/1/22

   422,625

                 $ 6,644,235

 Agricultural & Farm Machinery - 0.5%

   1,890,000(f)

 Titan International, Inc., 6.875%, 10/1/20

 $ 1,408,050

 Building Products - 0.1%

   400,000

 Griffon Corp., 5.25%, 3/1/22

 $ 381,500

 Construction & Engineering - 0.1%

   1,500,000(d)(f)

 Abengoa Finance SAU, 8.875%, 11/1/17 (144A)

 $ 221,250

 Principal

 Amount

 USD ($)

 Value

 Construction Machinery & Heavy Trucks - 0.1%

   330,000

 Meritor, Inc., 6.25%, 2/15/24

 $ 282,150

 Electrical Components & Equipment - 0.6%

   2,000,000(f)

 WireCo WorldGroup, Inc., 9.5%, 5/15/17

 $ 1,645,000

 Industrial Conglomerates - 0.8%

   253,000(f)

 Boart Longyear Management Pty, Ltd., 10.0%, 10/1/18 (144A)

 $ 184,690

   1,070,000

 JB Poindexter & Co., Inc., 9.0%, 4/1/22 (144A)

   1,118,150

   810,000

 Waterjet Holdings, Inc., 7.625%, 2/1/20 (144A)

   803,925

                 $ 2,106,765

 Industrial Machinery - 2.9%

   2,575,000

 Apex Tool Group LLC, 7.0%, 2/1/21 (144A)

 $ 1,982,750

   1,040,000(f)

 Cleaver-Brooks, Inc., 8.75%, 12/15/19 (144A)

   1,003,600

   697,511(h)(i)

 Liberty Tire Recycling LLC, 11.0% (11.0% PIK 0.0% cash), 3/31/21 (144A)

   446,407

   4,500,000(f)

 Xerium Technologies, Inc., 8.875%, 6/15/18

   4,410,563

                 $ 7,843,320

 Trading Companies & Distributors - 1.5%

   280,000

 Fly Leasing, Ltd., 6.375%, 10/15/21

 $ 278,600

   2,580,000(f)

 H&E Equipment Services, Inc., 7.0%, 9/1/22

   2,528,400

   1,250,000(f)

 TRAC Intermodal LLC / TRAC Intermodal Corp., 11.0%, 8/15/19

   1,356,250

                 $ 4,163,250

 Total Capital Goods

                 $ 24,695,520

 COMMERCIAL & PROFESSIONAL SERVICES - 2.7%

 Commercial Printing - 0.7%

   1,295,000(f)

 Cenveo Corp., 6.0%, 8/1/19 (144A)

 $ 912,975

   860,000

 Mustang Merger Corp., 8.5%, 8/15/21 (144A)

   892,250

                 $ 1,805,225

 Diversified Support Services - 1.5%

   660,000

 Broadspectrum, Ltd., 8.375%, 5/15/20 (144A)

 $ 683,100

   3,900,000(f)

 NANA Development Corp., 9.5%, 3/15/19 (144A)

   3,432,000

                 $ 4,115,100

 Environmental & Facilities Services - 0.5%

   1,370,000(f)

 Safway Group Holding LLC / Safway Finance Corp., 7.0%, 5/15/18 (144A)

 $ 1,366,575

 Total Commercial & Professional Services

                 $ 7,286,900

 CONSUMER DURABLES & APPAREL - 5.7%

 Homebuilding - 2.7%

   750,000(f)

 Beazer Homes USA, Inc., 9.125%, 5/15/19

 $ 744,375

   800,000(f)

 Brookfield Residential Properties, Inc., 6.375%, 5/15/25 (144A)

   744,000

   1,500,000

 KB Home, 7.0%, 12/15/21

   1,479,375

   790,000

 KB Home, 7.5%, 9/15/22

   786,050

   1,035,000

 KB Home, 7.625%, 5/15/23

   1,022,062

   1,975,000(f)

 Rialto Holdings LLC / Rialto Corp., 7.0%, 12/1/18 (144A)

   2,004,625

   565,000

 Taylor Morrison Communities, Inc. / Monarch Communities, Inc., 5.625%, 3/1/24 (144A)

   542,400

                 $ 7,322,887

 Housewares & Specialties - 1.6%

   3,000,000(f)

 Reynolds Group Issuer, Inc., 9.0%, 4/15/19

 $ 2,955,000

   1,430,000(f)

 Reynolds Group Issuer, Inc., 9.875%, 8/15/19

   1,440,725

                 $ 4,395,725

 Leisure Products - 1.4%

   4,000,000

 Icon Health & Fitness, Inc., 11.875%, 10/15/16 (144A)

 $ 3,800,000

 Total Consumer Durables & Apparel

                 $ 15,518,612

 CONSUMER SERVICES - 4.8%

 Casinos & Gaming - 2.3%

   686,250(d)(h)

 Mashantucket Western Pequot Tribe, 6.5% (5.5% PIK 1.0% cash), 7/1/36

 $ 3,431

   1,700,000(f)

 MGM Resorts International, 6.0%, 3/15/23

   1,687,250

   1,225,000

 Scientific Games International, Inc., 6.25%, 9/1/20

   575,750

   3,000,000(f)

 Scientific Games International, Inc., 6.625%, 5/15/21

   1,410,000

   3,800,000(f)

 Scientific Games International, Inc., 10.0%, 12/1/22

   2,698,000

                 $ 6,374,431

 Education Services - 0.2%

   555,000

 Cambium Learning Group, Inc., 9.75%, 2/15/17

 $ 559,163

 Hotels, Resorts & Cruise Lines - 0.2%

   565,000

 Viking Cruises, Ltd., 6.25%, 5/15/25 (144A)

 $ 463,300

 Restaurants - 0.6%

   2,000,000

 PF Chang's China Bistro, Inc., 10.25%, 6/30/20 (144A)

 $ 1,640,000

 Specialized Consumer Services - 1.5%

   3,254,000(f)

 Constellis Holdings LLC / Constellis Finance Corp., 9.75%, 5/15/20 (144A)

 $ 2,668,280

   1,400,000(f)

 StoneMor Partners LP / Cornerstone Family Services of WV, 7.875%, 6/1/21

   1,442,000

                 $ 4,110,280

 Total Consumer Services

                 $ 13,147,174

 Principal

 Amount

 USD ($)

 Value

 DIVERSIFIED FINANCIALS - 3.0%

 Consumer Finance - 1.1%

   675,000

 Ally Financial, Inc., 5.75%, 11/20/25

 $ 683,438

   1,030,000(f)

 Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/20 (144A)

   914,125

   1,720,000(f)

 TMX Finance LLC / TitleMax Finance Corp., 8.5%, 9/15/18 (144A)

   1,281,400

                 $ 2,878,963

 Diversified Capital Markets - 0.3%

   700,000(a)(f)(g)

 Credit Suisse Group AG, 7.5% (144A)

 $ 734,882

 Investment Banking & Brokerage - 0.6%

   2,325,000(a)(f)(g)

 Goldman Sachs Capital II, 4.0%

 $ 1,639,125

 Specialized Finance - 1.0%

   425,000

 Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 7/1/21

 $ 376,125

   2,845,000(f)

 Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 6/1/22

   2,460,925

                 $ 2,837,050

 Total Diversified Financials

                 $ 8,090,020

 ENERGY - 15.0%

 Coal & Consumable Fuels - 0.0%†

   2,125,000(d)

 James River Coal Co., 7.875%, 4/1/19

 $ 18,594

 Integrated Oil & Gas - 0.3%

   1,214,000

 Energy XXI Gulf Coast, Inc., 6.875%, 3/15/24

 $ 133,540

   750,000

 YPF SA, 8.875%, 12/19/18 (144A)

   758,437

                 $ 891,977

 Oil & Gas Drilling - 0.9%

   2,500,000

 Ocean Rig UDW, Inc., 7.25%, 4/1/19 (144A)

 $ 1,075,000

   1,800,000(f)

 Shelf Drill Holdings, Ltd., 8.625%, 11/1/18 (144A)

   1,305,000

                 $ 2,380,000

 Oil & Gas Equipment & Services - 0.8%

   1,020,000

 McDermott International, Inc., 8.0%, 5/1/21 (144A)

 $ 810,900

   2,000,000

 Weatherford International LLC, 6.8%, 6/15/37

   1,400,000

                 $ 2,210,900

 Oil & Gas Exploration & Production - 6.0%

   2,500,000(f)

 Approach Resources, Inc., 7.0%, 6/15/21

 $ 887,500

   4,332,000(f)

 Comstock Resources, Inc., 7.75%, 4/1/19

   649,800

   3,825,000(f)

 EP Energy LLC / EP Energy Finance, Inc., 9.375%, 5/1/20

   2,438,438

   95,000

 EP Energy LLC / Everest Acquisition Finance, Inc., 7.75%, 9/1/22

   48,450

   1,295,000(f)

 EPL Oil & Gas, Inc., 8.25%, 2/15/18

   343,175

   2,015,000(f)

 Gulfport Energy Corp., 7.75%, 11/1/20

   1,803,425

   2,035,000(f)

 Halcon Resources Corp., 12.0%, 2/15/22 (144A)

   1,332,925

   1,950,000

 Legacy Reserves LP / Legacy Reserves Finance Corp., 6.625%, 12/1/21

   409,500

   800,000

 Linn Energy LLC / Linn Energy Finance Corp., 6.5%, 9/15/21

   108,000

   1,394,000(f)

 Memorial Production Partners LP / Memorial Production Finance Corp., 6.875%, 8/1/22

   418,200

   2,000,000(f)

 Midstates Petroleum Co., Inc., 9.25%, 6/1/21

   230,000

   1,050,000

 MIE Holdings Corp., 7.5%, 4/25/19 (144A)

   441,231

   590,000

 Parsley Energy LLC / Parsley Finance Corp., 7.5%, 2/15/22 (144A)

   563,450

   2,485,000

 Penn Virginia Corp., 7.25%, 4/15/19

   335,475

   750,000

 Penn Virginia Corp., 8.5%, 5/1/20

   118,125

   2,750,000

 PetroQuest Energy, Inc., 10.0%, 9/1/17

   1,842,500

   3,380,000(d)

 Quicksilver Resources, Inc., 7.125%, 4/1/16

   6,388

   900,000

 Rice Energy, Inc., 6.25%, 5/1/22

   648,000

   2,935,000(f)

 Sanchez Energy Corp., 7.75%, 6/15/21

   1,790,350

   1,500,000(f)

 Vanguard Natural Resources LLC / VNR Finance Corp., 7.875%, 4/1/20

   397,500

   950,000(f)

 WPX Energy, Inc., 7.5%, 8/1/20

   769,500

   1,000,000(f)

 WPX Energy, Inc., 8.25%, 8/1/23

   800,000

                 $ 16,381,932

 Oil & Gas Refining & Marketing - 3.5%

   3,859,000

 Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.5%, 4/15/21

 $ 3,357,330

   750,000(f)

 Calumet Specialty Products Partners LP / Calumet Finance Corp., 7.75%, 4/15/23 (144A)

   637,500

   686,842(c)

 EP PetroEcuador via Noble Sovereign Funding I, Ltd., 6.224%, 9/24/19

   563,211

   3,000,000(f)

 Seven Generations Energy, Ltd., 8.25%, 5/15/20 (144A)

   2,700,000

   2,500,000(f)

 Sunoco LP / Sunoco Finance Corp., 6.375%, 4/1/23 (144A)

   2,350,000

                 $ 9,608,041

 Principal

 Amount

 USD ($)

 Value

 Oil & Gas Storage & Transportation - 3.5%

   598,000

 Archrock Partners LP / Archrock Partners Finance Corp., 6.0%, 4/1/21

 $ 491,855

   1,050,000

 Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.125%, 3/1/22

   729,750

   875,000(f)

 Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23 (144A)

   610,312

   1,524,000(c)(f)

 Energy Transfer Partners LP, 3.346%, 11/1/66

   960,120

   350,000(a)(f)

 Enterprise Products Operating LLC, 8.375%, 8/1/66

   313,250

   2,500,000

 Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22

   2,125,000

   1,410,000(f)

 Global Partners LP / GLP Finance Corp., 6.25%, 7/15/22

   1,128,000

   1,100,000

 Global Partners LP / GLP Finance Corp., 7.0%, 6/15/23

   902,000

   385,000

 PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/23

   350,350

   1,185,000

 Western Refining Logistics LP / WNRL Finance Corp., 7.5%, 2/15/23

   1,131,675

   1,575,000

 Williams Cos, Inc., 5.75%, 6/24/44

   935,166

                 $ 9,677,478

 Total Energy

                 $ 41,168,922

 FOOD & STAPLES RETAILING - 0.8%

 Food Retail - 0.8%

   950,000

 C&S Group Enterprises LLC, 5.375%, 7/15/22 (144A)

 $ 855,000

   1,505,000(f)

 Tops Holding LLC / Tops Markets II Corp., 8.0%, 6/15/22 (144A)

   1,482,425

 Total Food & Staples Retailing

                 $ 2,337,425

 FOOD, BEVERAGE & TOBACCO - 9.0%

 Agricultural Products - 1.2%

   2,100,000(f)

 Pinnacle Operating Corp., 9.0%, 11/15/20 (144A)

 $ 1,974,000

   1,215,000

 Southern States Cooperative, Inc., 10.0%, 8/15/21 (144A)

   1,050,975

   575,000(d)

 Tonon Luxembourg SA, 10.5%, 5/14/24 (144A)

   287,500

                 $ 3,312,475

 Packaged Foods & Meats - 6.2%

   775,000

 Bertin SA / Bertin Finance, Ltd., 10.25%, 10/5/16 (144A)

 $ 800,187

   1,250,000(d)

 CFG Investment SAC, 9.75%, 7/30/19 (144A)

   587,500

   318,000(f)

 Chiquita Brands International, Inc. / Chiquita Brands LLC, 7.875%, 2/1/21

   333,105

   3,500,000(f)

 FAGE Dairy Industry SA / FAGE USA Dairy Industry, Inc., 9.875%, 2/1/20 (144A)

   3,640,000

   1,240,000

 Marfrig Holding Europe BV, 6.875%, 6/24/19 (144A)

   1,106,700

   1,000,000

 Marfrig Holding Europe BV, 8.375%, 5/9/18 (144A)

   960,000

   1,200,000

 Marfrig Holding Europe BV, 11.25%, 9/20/21 (144A)

   1,146,000

   3,400,000(f)

 Minerva Luxembourg SA, 7.75%, 1/31/23 (144A)

   3,196,000

   400,000

 Minerva Luxembourg SA, 12.25%, 2/10/22 (144A)

   404,000

   2,000,000(f)

 Post Holdings, Inc., 6.0%, 12/15/22 (144A)

   1,960,000

   2,100,000(f)

 Post Holdings, Inc., 7.375%, 2/15/22

   2,189,250

   500,000

 Post Holdings, Inc., 8.0%, 7/15/25 (144A)

   530,000

                 $ 16,852,742

 Soft Drinks - 0.6%

   1,625,000(f)

 Cott Beverages, Inc., 5.375%, 7/1/22

 $ 1,592,500

 Tobacco - 1.0%

   3,835,000(f)

 Alliance One International, Inc., 9.875%, 7/15/21

 $ 2,818,725

 Total Food, Beverage & Tobacco

                 $ 24,576,442

 HEALTH CARE EQUIPMENT & SERVICES - 5.5%

 Health Care Facilities - 2.6%

   2,560,000(f)

 CHS/Community Health Systems, Inc., 6.875%, 2/1/22

 $ 2,428,800

   2,400,000(f)

 Kindred Healthcare, Inc., 6.375%, 4/15/22

   1,992,000

   2,000,000(f)

 Kindred Healthcare, Inc., 8.0%, 1/15/20

   1,870,000

   835,000(f)

 Universal Hospital Services, Inc., 7.625%, 8/15/20

   783,856

                 $ 7,074,656

 Health Care Services - 1.5%

   2,250,000(f)

 BioScrip, Inc., 8.875%, 2/15/21

 $ 1,788,750

   2,380,000(f)

 Truven Health Analytics, Inc., 10.625%, 6/1/20

   2,391,900

                 $ 4,180,650

 Health Care Supplies - 1.0%

   3,000,000(f)

 Immucor, Inc., 11.125%, 8/15/19

 $ 2,730,000

 Health Care Technology - 0.4%

   900,000(f)

 Emdeon, Inc., 11.0%, 12/31/19

 $ 938,250

 Total Health Care Equipment & Services

                 $ 14,923,556

 HOUSEHOLD & PERSONAL PRODUCTS - 2.1%

 Household Products - 0.8%

   2,220,000

 Springs Industries, Inc., 6.25%, 6/1/21

 $ 2,197,800

 Personal Products - 1.3%

   1,745,000(f)

 Albea Beauty Holdings SA, 8.375%, 11/1/19 (144A)

 $ 1,814,800

 Principal

 Amount

 USD ($)

 Value

 Personal Products - (continued)

   2,315,000(f)

 Monitronics International, Inc., 9.125%, 4/1/20

 $ 1,834,637

                 $ 3,649,437

 Total Household & Personal Products

                 $ 5,847,237

 INSURANCE - 15.1%

 Insurance Brokers - 0.4%

   1,000,000(f)

 USI, Inc., 7.75%, 1/15/21 (144A)

 $ 960,000

 Multi-Line Insurance - 2.3%

   3,075,000(a)(f)

 Liberty Mutual Group, Inc., 10.75%, 6/15/58 (144A)

 $ 4,581,750

   1,100,000(f)

 MetLife, Inc., 10.75%, 8/1/39

   1,722,875

                 $ 6,304,625

 Property & Casualty Insurance - 3.3%

   3,000,000(b)(i)

 Fixed Income Trust, Series 2013-A, 0.0%, 10/15/97 (144A)

 $ 2,099,591

   5,300,000(f)

 Hanover Insurance Corp., 7.625%, 10/15/25

   6,630,624

   265,000(a)(f)(g)

 White Mountains Insurance Group, Ltd., 7.506% (144A)

   267,650

                 $ 8,997,865

 Reinsurance - 9.1%

   500,000(c)

 Alamo Re, Ltd., 6.053%, 6/7/18 (144A) (Cat Bond)

 $ 512,050

   875,402(j)

 Altair Re II, Ltd. (Willis Securities, Inc.), Variable Rate Notes, 6/30/16

   61,278

   556,608(j)

 Altair Re III, Ltd. (Willis Securities, Inc.), Variable Rate Notes, 6/30/17

   660,248

   500,000(j)

 Arlington Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 8/31/16

   544,400

   250,000(c)

 Atlas Reinsurance VII, Ltd., 8.202%, 1/7/16 (144A) (Cat Bond)

   249,850

   500,000(c)

 Blue Danube II, Ltd., 4.562%, 5/23/16 (144A) (Cat Bond)

   498,650

   500,000(c)

 Caelus Re, Ltd., Series 2013-1, Class A, 5.403%, 3/7/16 (144A) (Cat Bond)

   499,800

   400,000(c)

 Caelus Re, Ltd., Series 2013-2, Class A, 7.003%, 4/7/17 (144A) (Cat Bond)

   409,080

   700,000(j)

 Carnoustie Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 2/19/16

   814,450

   500,000(j)

 Clarendon Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 6/15/16

   499,800

   250,000(c)

 East Lane Re V, Ltd., 9.153%, 3/16/16 (144A) (Cat Bond)

   252,900

   913,500(j)

 Exeter Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 1/7/16

   1,000,009

   600,000(j)

 Fairfield Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 2/2/16

   600,000

   500,000(c)

 Galileo Re, Ltd., 7.553%, 1/9/17 (144A) (Cat Bond)

   503,500

   1,300,000(j)

 Gullane Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 1/22/17

   1,479,530

   630,750(j)

 Hereford Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 1/12/16

   750,025

   750,000(c)

 Kilimanjaro Re, Ltd., 4.908%, 4/30/18 (144A) (Cat Bond)

   745,425

   250,000(c)

 Kilimanjaro Re, Ltd., Series 2015-1, Class D, 9.408%, 12/6/19 (144A) (Cat Bond)

   250,975

   250,000(c)

 Kilimanjaro Re, Ltd., Series 2015-1, Class E, 6.908%, 12/6/19 (144A) (Cat Bond)

   250,375

   1,000,000(j)

 Lahinch Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 6/15/16

   1,010,300

   760,000(j)

 Lorenz Re, Ltd. (Prime, Ltd.), Variable Rate Notes, 3/31/18

   847,248

   622,533(j)

 Muirfield Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 1/12/16

   699,977

   1,000,000(j)

 Pangaea Re IX Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 7/1/18

   18,000

   1,000,000(j)

 Pangaea Re Segregated Account (Kane SAC, Ltd.), Series 2015-1, Variable Rate Notes, 2/1/19

   1,163,100

   1,000,000(j)

 Pangaea Re Segregated Account (Kane SAC, Ltd.), Series 2015-2, Variable Rate Notes, 11/30/19

   1,059,600

   250,000(c)

 Residential Reinsurance 2012, Ltd., 8.153%, 6/6/16 (144A)

 (Cat Bond)

   254,600

   250,000(c)

 Residential Reinsurance 2012, Ltd., 10.153%, 6/6/16 (144A)

 (Cat Bond)

   256,750

   400,000(c)

 Residential Reinsurance 2012, Ltd., 12.903%, 12/6/16 (144A) (Cat Bond)

   417,320

   250,000(c)

 Residential Reinsurance 2012, Ltd., 19.153%, 12/6/16 (144A) (Cat Bond)

   265,325

   400,000(c)

 Residential Reinsurance 2012, Ltd., 22.153%, 6/6/16 (144A)

 (Cat Bond)

   425,000

   250,000(c)

 Residential Reinsurance 2013, Ltd., 9.403%, 6/6/17 (144A)

 (Cat Bond)

   262,925

   500,000(c)

 Sanders Re, Ltd., Series 2013-1, Class B, 4.153%, 5/5/17 (144A) (Cat Bond)

   498,550

 Principal

 Amount

 USD ($)

 Value

 Reinsurance - (continued)

   3,439(j)

 Sector Re V, Ltd. (Swiss Re), Series 3, Class C, Variable Rate Notes, 12/1/17 (144A)

 $ 14,904

   1,463(j)

 Sector Re V, Ltd. (Swiss Re), Series 4, Class A, Variable Rate Notes, 3/30/19 (144A)

   14,990

   6,043(j)

 Sector Re V, Ltd. (Swiss Re), Series 4, Class C, Variable Rate Notes, 12/1/19 (144A)

   194,018

   800,000(j)

 Sector Re V, Ltd. (Swiss Re), Series 5, Class C, Variable Rate Notes, 12/1/20 (144A)

   803,760

   750,000(j)

 Sector Re V, Ltd. (Swiss Re), Series 5, Class F, Variable Rate Notes, 3/1/20 (144A)

   840,675

   600,000(j)

 Silverton Re, Ltd. (Aon Benfield Securities, Inc.), Variable Rate Notes, 9/16/16 (144A)

   5,640

   800,000(j)

 Silverton Re, Ltd. (Aon Benfield Securities, Inc.), Variable Rate Notes, 9/18/17 (144A)

   1,032,000

   500,000(j)

 Silverton Re, Ltd. (Aon Benfield Securities, Inc.), Variable Rate Notes, 9/17/18

   500,000

   500,000(j)

 St. Andrews Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 1/22/16

   562,850

   642,367(j)

 Troon Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 1/12/16

   699,987

   1,012,000(j)

 Turnberry Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 1/15/16

   1,030,924

   1,250,000(j)

 Versutus, Ltd. (MMC Securities), Series 2015-A, Variable Rate Notes, 12/31/17

   1,460,000

                 $ 24,920,788

 Total Insurance

                 $ 41,183,278

 MATERIALS - 15.2%

 Aluminum - 0.4%

   1,120,000

 Novelis, Inc., 8.375%, 12/15/17

 $ 1,089,200

 Commodity Chemicals - 2.5%

   3,250,000(f)

 Basell Finance Co., BV, 8.1%, 3/15/27 (144A)

 $ 4,052,181

   3,625,000(f)

 Rain CII Carbon LLC / CII Carbon Corp., 8.25%, 1/15/21 (144A)

   2,827,500

                 $ 6,879,681

 Construction Materials - 0.2%

   595,000(f)

 Unifrax I LLC / Unifrax Holding Co., 7.5%, 2/15/19 (144A)

 $ 526,575

 Diversified Chemicals - 0.7%

   210,000

 Blue Cube Spinco, Inc., 9.75%, 10/15/23 (144A)

 $ 226,537

   210,000

 Blue Cube Spinco, Inc., 10.0%, 10/15/25 (144A)

   231,000

   2,010,000(f)

 Evolution Escrow Issuer LLC, 7.5%, 3/15/22 (144A)

   1,165,800

   305,000

 Platform Specialty Products Corp., 10.375%, 5/1/21 (144A)

   304,238

                 $ 1,927,575

 Diversified Metals & Mining - 1.8%

   725,000

 FMG Resources August 2006 Pty, Ltd., 9.75%, 3/1/22 (144A)

 $ 663,375

   2,000,000(f)

 Global Brass & Copper, Inc., 9.5%, 6/1/19

   2,120,000

   1,747,928

 Mirabela Nickel, Ltd., 9.5%, 6/24/19

   1,013,798

   1,410,000

 Prince Mineral Holding Corp., 11.5%, 12/15/19 (144A)

   1,015,200

                 $ 4,812,373

 Forest Products - 0.8%

   4,000,000(f)

 Millar Western Forest Products, Ltd., 8.5%, 4/1/21

 $ 2,060,000

 Gold - 0.7%

   3,255,000(f)

 IAMGOLD Corp., 6.75%, 10/1/20 (144A)

 $ 2,050,650

 Metal & Glass Containers - 1.7%

   1,703,723(h)

 Ardagh Finance Holdings SA, 8.625% (8.625% PIK 0.0% cash), 6/15/19 (144A)

 $ 1,679,223

   500,000

 Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Is, 6.0%, 6/15/17 (144A)

   483,750

   2,220,000(f)

 Coveris Holding Corp., 10.0%, 6/1/18 (144A)

   2,109,000

   445,000

 Coveris Holdings SA, 7.875%, 11/1/19 (144A)

   388,263

                 $ 4,660,236

 Paper Packaging - 1.4%

   485,000(f)

 AEP Industries, Inc., 8.25%, 4/15/19

 $ 498,338

 EUR

   3,105,000

 SIG Combibloc Holdings SCA, 7.75%, 2/15/23 (144A)

   3,514,532

                 $ 4,012,870

 Paper Products - 1.1%

   1,590,000(f)

 Appvion, Inc., 9.0%, 6/1/20 (144A)

 $ 636,000

   2,250,000

 Mercer International, Inc., 7.0%, 12/1/19

   2,255,625

                 $ 2,891,625

 Specialty Chemicals - 1.2%

   945,000(f)

 A Schulman, Inc., 6.875%, 6/1/23 (144A)

 $ 904,837

   400,000

 Hexion US Finance Corp., 6.625%, 4/15/20

   311,000

   3,330,000

 Hexion US Finance Corp., 9.0%, 11/15/20

   1,273,725

   850,000

 Rentech Nitrogen Partners LP / Rentech Nitrogen Finance Corp., 6.5%, 4/15/21 (144A)

   824,500

                 $ 3,314,062

 Steel - 2.7%

   1,125,000(f)

 Cliffs Natural Resources, Inc., 8.25%, 3/31/20 (144A)

 $ 857,813

 Principal

 Amount

 USD ($)

 Value

 Steel - (continued)

   815,000(f)

 JMC Steel Group, Inc., 8.25%, 3/15/18 (144A)

 $ 542,480

   2,483,000

 Optima Specialty Steel, Inc., 12.5%, 12/15/16 (144A)

   2,098,135

   3,750,000(f)

 Ryerson, Inc., 9.0%, 10/15/17

   2,887,500

   720,000

 SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20 (144A)

   446,400

   1,195,000

 United States Steel Corp., 7.5%, 3/15/22

   585,550

                 $ 7,417,878

 Total Materials

                 $ 41,642,725

 MEDIA - 3.5%

 Broadcasting - 0.2%

   1,000,000(f)

 Intelsat Luxembourg SA, 7.75%, 6/1/21

 $ 467,500

 Movies & Entertainment - 2.2%

   1,400,000(f)

 Gibson Brands, Inc., 8.875%, 8/1/18 (144A)

 $ 812,000

   1,115,000

 Regal Entertainment Group, 5.75%, 2/1/25

   1,075,975

   1,890,000(f)

 SFX Entertainment, Inc., 9.625%, 2/1/19 (144A)

   1,020,600

   3,575,000(f)

 WMG Acquisition Corp., 6.75%, 4/15/22 (144A)

   3,092,375

                 $ 6,000,950

 Publishing - 1.1%

   2,950,000(f)

 Trader Corp., 9.875%, 8/15/18 (144A)

 $ 3,068,000

 Total Media

                 $ 9,536,450

 PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.1%

 Biotechnology - 0.5%

   1,400,000(f)

 ConvaTec Healthcare E SA, 10.5%, 12/15/18 (144A)

 $ 1,412,824

 Pharmaceuticals - 2.6%

   1,508,000(f)

 DPx Holdings BV (FKA JLL / Delta Dutch Newco BV), 7.5%, 2/1/22 (144A)

 $ 1,470,300

   1,490,000

 Endo Finance LLC / Endo, Ltd. / Endo Finco, Inc., 6.0%, 7/15/23 (144A)

   1,482,550

   780,000

 Endo Finance LLC / Endo, Ltd. / Endo Finco, Inc., 6.0%, 2/1/25 (144A)

   768,300

 EUR

   575,000

 VRX Escrow Corp., 4.5%, 5/15/23

   541,586

   3,210,000(f)

 VRX Escrow Corp., 5.875%, 5/15/23 (144A)

   2,864,925

                 $ 7,127,661

 Total Pharmaceuticals, Biotechnology & Life Sciences

                 $ 8,540,485

 REAL ESTATE - 1.2%

 Diversified Real Estate Activities - 0.1%

   330,000

 Alam Synergy Pte, Ltd., 9.0%, 1/29/19 (144A)

 $ 306,900

 Specialized REIT - 1.1%

   3,480,000(f)

 Communications Sales & Leasing, Inc. / CSL Capital LLC, 8.25%, 10/15/23

 $ 2,940,600

 Total Real Estate

                 $ 3,247,500

 RETAILING - 4.2%

 Automotive Retail - 1.6%

   1,385,000(f)

 Asbury Automotive Group, Inc., 6.0%, 12/15/24

 $ 1,430,013

   3,260,000(f)

 DriveTime Automotive Group, Inc. / DT Acceptance Corp., 8.0%, 6/1/21 (144A)

   2,901,400

                 $ 4,331,413

 Computer & Electronics Retail - 1.0%

   3,305,000(f)

 Rent-A-Center, Inc., 6.625%, 11/15/20

 $ 2,800,987

 Department Stores - 0.6%

   935,000(f)

 Argos Merger Sub, Inc., 7.125%, 3/15/23 (144A)

 $ 927,053

   900,000(f)

 Neiman Marcus Group, Ltd., LLC, 8.0%, 10/15/21 (144A)

   666,000

                 $ 1,593,053

 Speciality Stores - 1.0%

   2,135,000

 Outerwall, Inc., 5.875%, 6/15/21

 $ 1,750,700

   200,000

 Outerwall, Inc., 6.0%, 3/15/19

   178,000

   685,000

 Radio Systems Corp., 8.375%, 11/1/19 (144A)

   710,687

                 $ 2,639,387

 Total Retailing

                 $ 11,364,840

 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.0%

 Semiconductors - 1.0%

   995,000(f)

 Advanced Micro Devices, Inc., 7.0%, 7/1/24

 $ 646,750

   3,250,000(f)

 Advanced Micro Devices, Inc., 7.5%, 8/15/22

   2,210,000

   4,604

 LDK Solar Co., Ltd., 5.535%, 12/31/18

   691

 Total Semiconductors & Semiconductor Equipment

                 $ 2,857,441

 SOFTWARE & SERVICES - 1.7%

 Data Processing & Outsourced Services - 0.9%

   805,000

 First Data Corp., 7.0%, 12/1/23 (144A)

 $ 805,000

   1,650,000(f)(h)

 Igloo Holdings Corp., 8.25% (9.0% PIK 8.25% cash), 12/15/17 (144A)

   1,650,000

                 $ 2,455,000

 Internet Software & Services - 0.8%

   755,000

 Bankrate, Inc., 6.125%, 8/15/18 (144A)

 $ 762,550

 Principal

 Amount

 USD ($)

 Value

 Internet Software & Services - (continued)

   1,500,000

 Cimpress NV, 7.0%, 4/1/22 (144A)

 $ 1,440,000

                 $ 2,202,550

 Total Software & Services

                 $ 4,657,550

 TECHNOLOGY HARDWARE & EQUIPMENT - 1.4%

 Communications Equipment - 1.1%

   2,400,000(f)(h)

 CommScope Holding Co., Inc., 6.625% (7.375% PIK 6.625% cash), 6/1/20 (144A)

 $ 2,427,000

   645,000(f)

 CommScope Technologies Finance LLC, 6.0%, 6/15/25 (144A)

   620,813

                 $ 3,047,813

 Electronic Equipment & Instruments - 0.3%

   745,000(f)

 Zebra Technologies Corp., 7.25%, 10/15/22

 $ 778,525

 Total Technology Hardware & Equipment

                 $ 3,826,338

 TELECOMMUNICATION SERVICES - 7.5%

 Integrated Telecommunication Services - 5.5%

   3,500,000

 CenturyLink, Inc., 5.625%, 4/1/25

 $ 2,957,500

   2,890,000

 Frontier Communications Corp., 7.125%, 1/15/23

   2,492,625

   1,400,000(f)

 Frontier Communications Corp., 7.625%, 4/15/24

   1,176,000

   1,330,000(f)

 Frontier Communications Corp., 11.0%, 9/15/25 (144A)

   1,316,700

   1,975,000(f)

 GCI, Inc., 6.75%, 6/1/21

   2,004,625

   1,725,000(f)

 GCI, Inc., 6.875%, 4/15/25

   1,763,812

   4,200,000(f)

 Windstream Corp., 7.5%, 6/1/22

   3,223,500

                                    $ 14,934,762

 Wireless Telecommunication Services - 2.0%

   1,085,000(f)

 Altice Financing SA, 6.625%, 2/15/23 (144A)

 $ 1,071,438

   300,000(f)

 Altice Finco SA, 8.125%, 1/15/24 (144A)

   290,250

   3,080,000(f)

 Sprint Corp., 7.125%, 6/15/24

   2,221,450

   2,150,000(f)

 Sprint Corp., 7.25%, 9/15/21

   1,622,605

   400,000

 Unison Ground Lease Funding LLC, 5.78%, 3/15/20 (144A)

   393,716

                 $ 5,599,459

 Total Telecommunication Services

                                    $ 20,534,221

 TRANSPORTATION - 4.4%

 Air Freight & Logistics - 0.4%

   1,005,000(f)

 XPO Logistics, Inc., 7.875%, 9/1/19 (144A)

 $ 1,021,854

 Airlines - 1.2%

   1,295,000

 Gol LuxCo SA, 8.875%, 1/24/22 (144A)

 $ 556,850

   360,000

 Intrepid Aviation Group Holdings LLC / Intrepid Finance Co., 6.875%, 2/15/19 (144A)

   295,200

   2,050,000

 Intrepid Aviation Group Holdings LLC / Intrepid Finance Co., 8.25%, 7/15/17 (144A)

   1,896,250

   600,000(f)

 United Continental Holdings, Inc., 6.375%, 6/1/18

   624,372

                 $ 3,372,672

 Marine - 0.3%

   1,025,000

 Navios South American Logistics, Inc. / Navios Logistics Finance US, Inc., 7.25%, 5/1/22 (144A)

 $ 671,375

 Railroads - 0.7%

   899,726(h)

 AAF Holdings LLC / AAF Finance Co., 12.0% (12.75% PIK 12.0% cash), 7/1/19 (144A)

 $ 850,241

   1,520,000

 Florida East Coast Holdings Corp., 9.75%, 5/1/20 (144A)

   1,033,600

                 $ 1,883,841

 Trucking - 1.8%

   4,175,000(f)

 Jack Cooper Holdings Corp., 10.25%, 6/1/20 (144A)

 $ 3,465,250

   2,000,000

 Syncreon Group BV / Syncreon Global Finance US, Inc., 8.625%, 11/1/21 (144A)

   1,570,000

                 $ 5,035,250

 Total Transportation

               $ 11,984,992

 UTILITIES - 4.6%

 Electric Utilities - 1.2%

   1,340,000

 ContourGlobal Power Holdings SA, 7.125%, 6/1/19 (144A)

 $ 1,273,000

   1,010,000(a)(f)

 Enel SpA, 8.75%, 9/24/73 (144A)

   1,150,137

   1,540,000

 PPL Energy Supply LLC, 6.5%, 6/1/25 (144A)

   1,016,400

                 $ 3,439,537

 Independent Power Producers & Energy Traders - 2.7%

   3,200,000(f)

 NRG Energy, Inc., 6.25%, 5/1/24

 $ 2,688,640

   2,430,000(f)

 TerraForm Global Operating LLC, 9.75%, 8/15/22 (144A)

   1,937,925

   660,000

 TerraForm Power Operating LLC, 5.875%, 2/1/23 (144A)

   546,150

   2,620,000

 TerraForm Power Operating LLC, 6.125%, 6/15/25 (144A)

   2,109,100

                 $ 7,281,815

 Multi-Utilities - 0.7%

   1,919,824

 Ormat Funding Corp., 8.25%, 12/30/20

 $ 1,919,824

 Total Utilities

               $ 12,641,176

 TOTAL CORPORATE BONDS & NOTES

 (Cost  $395,732,450)

               $ 339,734,566

 Principal

 Amount

 USD ($)

 Value

 CONVERTIBLE BONDS & NOTES - 5.0% of Net Assets

 CAPITAL GOODS - 1.1%

 Construction Machinery & Heavy Trucks - 1.1%

   2,625,000(f)

 Meritor, Inc., 7.875%, 3/1/26

 $ 3,130,313

 Total Capital Goods

                 $ 3,130,313

 DIVERSIFIED FINANCIALS - 0.1%

 Asset Management & Custody Banks - 0.1%

   400,000

 Apollo Investment Corp., 5.75%, 1/15/16

 $ 399,000

 Total Diversified Financials

                 $ 399,000

 ENERGY - 0.3%

 Coal & Consumable Fuels - 0.0%†

   1,905,000(d)

 Massey Energy Co., 3.25%, 8/1/16

 $ 76,200

 Oil & Gas Exploration & Production - 0.3%

   1,340,000(f)

 Chesapeake Energy Corp., 2.5%, 5/15/37

 $ 629,800

 Total Energy

                 $ 706,000

 HEALTH CARE EQUIPMENT & SERVICES - 1.7%

 Health Care Equipment - 1.7%

   2,837,000(b)(f)

 Hologic, Inc., 2.0%, 12/15/37

 $ 4,801,622

 Total Health Care Equipment & Services

                 $ 4,801,622

 MATERIALS - 1.3%

 Diversified Chemicals - 1.3%

   4,000,000(k)

 Hercules, Inc., 6.5%, 6/30/29

 $ 3,520,000

 Total Materials

                 $ 3,520,000

 PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.5%

 Biotechnology - 0.5%

   1,400,000

 Corsicanto, Ltd., 3.5%, 1/15/32

 $ 1,267,000

 Total Pharmaceuticals, Biotechnology & Life Sciences

                 $ 1,267,000

 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%†

 Semiconductors - 0.0%†

   166,380(h)

 LDK Solar Co., Ltd., 5.535% (5.535% PIK 0.000% cash), 12/31/18

 $ 24,957

   42,000(d)(e)

 Suntech Power Holdings Co., Ltd., 3.0%, 3/15/13

   206

 Total Semiconductors & Semiconductor Equipment

                 $ 25,163

 TOTAL CONVERTIBLE BONDS & NOTES

 (Cost  $12,423,507)

               $ 13,849,098

 SOVEREIGN DEBT OBLIGATION -  0.6% of Net Assets

 Russia - 0.6%

   1,380,400(b)

 Russian Government International Bond, 7.5%, 3/31/30

 $ 1,653,838

 TOTAL SOVEREIGN DEBT OBLIGATION

 (Cost  $1,004,163)

                 $ 1,653,838

 MUNICIPAL COLLATERALIZED DEBT OBLIGATION -  0.1% of Net Assets

   3,300,000(a)

 Non-Profit Preferred Funding Trust I, Series E, 0.0%, 9/15/37 (144A)

 $ 181,533

 TOTAL MUNICIPAL COLLATERALIZED DEBT OBLIGATION

 (Cost  $3,293,852)

                 $ 181,533

 Shares

 COMMON STOCKS -  0.8% of Net Assets

 CAPITAL GOODS - 0.3%

 Building Products - 0.3%

   894(e)(i)

 Panolam Holdings Co.

 $ 742,020

 Industrial Machinery - 0.0%†

   33,171(e)(i)

 Liberty Tire Recycling LLC

 $ 332

 Total Capital Goods

                 $ 742,352

 INSURANCE - 0.0%†

 Insurance Brokers - 0.0%†

 GBP

   1,625(e)(i)

 Towergate Finance Plc

 $ 383

 Total Insurance

                 $ 383

 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%†

 Semiconductors - 0.0%†

   11,342(e)

 LDK Solar Co., Ltd. (A.D.R.)

 $ 635

 Total Semiconductors & Semiconductor Equipment

                 $ 635

 TRANSPORTATION - 0.5%

 Air Freight & Logistics - 0.5%

   3,266(e)

 CEVA Holdings LLC

 $ 1,469,583

 Total Transportation

                 $ 1,469,583

 TOTAL COMMON STOCKS

 (Cost  $3,603,424)

                 $ 2,212,953

 Shares

 Value

 CONVERTIBLE PREFERRED STOCKS -  1.2% of Net Assets

 DIVERSIFIED FINANCIALS - 0.8%

 Other Diversified Financial Services - 0.8%

   1,880(g)

 Bank of America Corp., 7.25%

 $ 2,055,348

 Total Diversified Financials

                 $ 2,055,348

 ENERGY - 0.0%†

 Oil & Gas Exploration & Production - 0.0%†

   1,100(g)

 Halcon Resources Corp., 5.75%

 $ 45,650

 Total Energy

                 $ 45,650

 PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.4%

 Pharmaceuticals - 0.4%

   1,000

 Teva Pharmaceutical Industries, Ltd., 7.0%, 12/15/18

 $ 1,017,358

 Total Pharmaceuticals, Biotechnology & Life Sciences

                 $ 1,017,358

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost  $3,164,242)

                 $ 3,118,356

 PREFERRED STOCKS -  3.2% of Net Assets

 BANKS - 1.2%

 Diversified Banks - 1.2%

   3,000(a)(g)

 AgStar Financial Services ACA, 6.75% (144A)

 $ 3,197,625

 Total Banks

                 $ 3,197,625

 DIVERSIFIED FINANCIALS - 1.2%

 Other Diversified Financial Services - 1.2%

   132,750(a)

 GMAC Capital Trust I, 8.125%, 2/15/40

 $ 3,366,540

 Total Diversified Financials

                 $ 3,366,540

 INSURANCE - 0.8%

 Insurance Brokers - 0.8%

 GBP

   1,548,867(e)(i)

 Towergate Finance Plc, Class B

 $ 2,236,762

 Reinsurance - 0.0%†

   8,500(e)(j)

 Lorenz Re, Ltd. (Aon Benfield Securities, Inc.), Variable Rate Notes

 $ 21,250

 Total Insurance

                 $ 2,258,012

 TOTAL PREFERRED STOCKS

 (Cost  $8,622,492)

                 $ 8,822,177

 Principal

 Amount

 USD ($)

 TEMPORARY CASH INVESTMENTS - 0.3% of Net Assets

 REPURCHASE AGREEMENT -  0.3%

   800,000

Bank of Nova Scotia, 0.33%, dated 12/31/15 plus accrued interest on 1/4/16  collateralized by the following: $813,986 Federal National Mortgage Association (ARM), 2.737%-3.293%, 4/1/41-11/1/41, $2,044 Government National Mortgage Association, 4.00%, 5/15/45

 $ 800,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost  $800,000)

                 $ 800,000

 TOTAL INVESTMENTS IN SECURITIES - 145.4%

 (Cost - $458,803,423) (l)(m)

               $ 397,821,819

 OTHER ASSETS AND LIABILITIES - (45.4)%

               $ (124,291,250)

 NET ASSETS APPLICABLE TO

 COMMON SHAREOWNERS - 100.0%

              $ 273,530,569

 REIT

 Real Estate Investment Trust.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2015, the value of these securities amounted to $177,984,305, or 65.1% of total net assets applicable to common shareowners.

 (Cat Bond)

 Catastrophe or Event-linked bond. At December 31, 2015, the value of these securities amounted to $6,553,075, or 2.4% of total net assets applicable to common shareowners.

 †

 Amount rounds to less than 0.1%.

  *

Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at December 31, 2015.

 (a)

 The interest rate is subject to change periodically. The interest rate shown is the rate at December 31, 2015.

 (b)

 Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date.  The rate shown is the rate at December 31, 2015.

 (c)

 Floating rate note. The rate shown is the coupon rate at December 31, 2015.

 (d)

 Security is in default.

 (e)

 Non-income producing.

 (f)

 Denotes securities pledged and segregated as collateral for the margin-loan financing agreement.

 (g)

 Security is perpetual in nature and has no stated maturity date.

 (h)

 Payment in Kind (PIK) security which may pay interest in the form of additional principal amount.

 (i)

 Security is valued using fair value methods (other than prices supplied by independent pricing services).

 (j)

 Structured reinsurance investment. At December 31, 2015, the value of these securities amounted to $18,388,963, or 6.7% of total net assets applicable to common shareowners.

 (k)

 Security is priced as a unit.

 (l)

 At December 31, 2015, the net unrealized depreciation on investments based on cost for federal tax purposes of $460,210,797 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $16,795,390

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (79,184,368)

 Net unrealized depreciation

 $(62,388,978)

 For financial reporting purposes net unrealized depreciation on investments was $60,981,604 and cost of investments aggregated $458,803,423.

 (m)

 Distributions of Investments by country of issue, as a percentage of total investments in securities, is as follows:

 United States

 76.2%

 Canada

 4.4

 Bermuda

 4.3

 Luxembourg

 4.0

 Netherlands

 3.0

 Ireland

 1.0

 Other (individually less than 1%)

 7.1

 100.0%

 Glossary of Terms:

 (A.D.R.)

 American Depositary Receipt

 Principal amounts are denominated in U.S. dollars unless otherwise noted.

 EUR

 -

 Euro

 GBP

 -

 Great British Pound

 CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

 Notional

 Obligation

 Credit

 Expiration

 Premiums

 Net Unrealized

 Principal ($) (1)

 Counterparty

 Entity/Index

 Coupon

 Rating (2)

 Date

 (Received)

 Appreciation

 2,000,000

 JP Morgan Chase & Co.

 Goodyear Tire & Rubber Co.

 5.00%

 BB

 12/20/17

 $ (65,000)

 $ 247,489

 (1)

 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

 (2)

 Based on Standard & Poor's rating of the issuer or weighted average of all the underlying securities of the index.

 CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS

 Annual

 Net

 Notional

 Pay/

 Floating

 Fixed

 Expiration

 Premiums

 Unrealized

 Principal ($)

 Exchange

 Receive

 Rate

 Rating

 Date

 Paid

 Appreciation

 22,500,000

 Chicago Mercantile Exchange

 Receive

 LIBOR USD

 3 Month

 1.593%

 11/9/20

 $ 101

 $ 69,624

 Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels below.

      Level 1 - quoted prices in active markets for identical securities.

      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

      Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments).

 The following is a summary of the inputs used as of December 31, 2015, in valuing the Trust's investments.

 Level 1

 Level 2

 Level 3

 Total

 Asset Backed Securities

$
–

$
2,531,975

$
–

$
2,531,975

 Collateralized Mortgage

 Obligations

–

6,664,072

–

6,664,072

 Senior Secured Floating

 Rate Loan Interests

–

18,253,251

–

18,253,251

 Corporate Bonds & Notes

 Capital Goods

 Industrial Machinery

–

7,396,913

446,407

7,843,320

 Insurance

 Property & Casualty

 Insurance

–

6,898,274

2,099,591

8,997,865

 Reinsurance

–

6,553,075

18,367,713

24,920,788

 All Other Corporate Bonds

 & Notes

–

297,972,593

–

297,972,593

 Convertible Bonds & Notes

–

13,849,098

–

13,849,098

 Sovereign Debt Obligation

–

1,653,838

–

1,653,838

 Municipal Collateralized

 Debt Obligation

–

181,533

–

181,533

 Common Stocks

 Capital Goods

 Building Products

–

–

742,020

742,020

 Industrial Machinery

–

–

332

332

 Insurance

 Insurance Brokers

–

–

383

383

 Transportation

 Air Freight & Logistics

–

1,469,583

–

1,469,583

 All Other Common Stocks

635

–

–

635

 Level 1

 Level 2

 Level 3

 Total

 Convertible Preferred Stocks

 Energy

 Oil & Gas Exploration

 & Production

$
–

$
45,650

$
–

$
45,650

 All Other Convertible

 Preferred Stocks

3,072,706

–

–

3,072,706

 Preferred Stocks

 Banks

 Diversified Banks

–

3,197,625

–

3,197,625

 Insurance

 Insurance Brokers

–

–

2,236,762

2,236,762

 Reinsurance

–

–

21,250

21,250

 All Other Preferred Stocks

3,366,540

–

–

3,366,540

 Repurchase Agreement

–

800,000

–

800,000

 Total Investments in

 Securities

$
6,439,881

$
367,467,480

$
23,914,458

$
397,821,819

 Other Financial Instruments

 Assets:

 Unrealized appreciation on Credit

 Default Swaps

$
–

$
247,489

$
–

$
247,489

 Unrealized appreciation on Interest

 Rate Swaps

–

69,624

–

69,624

 Total Other Financial

 Instruments

$
–

$
317,113

$
–

$
317,113

 The following is a summary of the fair valuation  of certain of the Trust's assets and liabilities as of December 31, 2015:

 Level 1

 Level 2

 Level 3

 Total

 Liabilities:

 Overdraft due to custodian

 $ –

 $ (143)

 $ –

 $ (143)

 Swap collateral

  –

 (200,000)

  –

 (200,000)

 Outstanding borrowings

  –

 (136,000,000)

  –

 (136,000,000)

 Total

 $ –

 $(136,200,143)

 $ –

 $(136,200,143)

 The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

 Change in

 Balance

 Realized

 unrealized

 Accrued

 Transfers

 Transfers

 Balance

 as of

 gain

 appreciation

 discounts/

 in to

 out of

 as of

 3/31/15

 (loss)

 (depreciation)

 Purchases

 Sales

 premiums

 Level 3*

 Level 3*

 12/31/15

 Corporate Bonds

 & Notes

 Capital Goods

 Industrial

 Machinery

$
772,590

$
15,368

$
(197,606
)

$
32,511

$
(184,000
)

$
7,544

$
–

$
–

$
446,407

 Diversified

 Financials

 Other

 Diversified

 Financial

 Services

2,204,347

–

–

–

(2,204,347
)

–

–

–

–

 Insurance

 Property

 & Casualty

 Insurance

–

–

(104,756
)

2,204,347

–

–

–

–

2,099,591

 Reinsurance

14,993,846

(88,657
)

1,240,614

6,562,031

(4,432,550
)

92,429

–

–

18,367,713

 Convertible Bonds

 & Notes

 Semiconductors &

 Semiconductors

 Equipment

 Semiconductors

–

–

20,354

4,481

–

122

–

(24,957
)

–

 Common Stocks

 Capital Goods

 Building Products

657,984

–

84,036

–

–

–

–

–

742,020

 Industrial

 Machinery

332

–

–

–

–

–

–

–

332

 Insurance

 Insurance Brokers

–

–

(3
)

386

–

–

–

–

383

 Preferred Stocks

 Insurance

 Insurance Brokers

–

–

(63,305
)

2,300,067

–

–

–

–

2,236,762

 Reinsurance

2,185,205

–

(198,050
)

–

(1,965,905
)

–

–

–

21,250

 Total

$
20,814,304

$
(73,289
)

$
781,284

$
11,103,823

$
(8,786,802
)

$
100,095

$
–

$
(24,957
)

$
23,914,458

*Transfers are calculated on the beginning of period value. For the nine months ended December 31, 2015, there were no transfers between Levels 1 and 2. For the nine months ended December 31, 2015, securities with aggregate market value of $24,957 transferred from Level 3 to Level 2 as there were observable inputs available to determine their value.

 Net change in unrealized appreciation of Level 3 investments still held and considered Level 3 at December 31, 2015: $809,686.

The following table presents additional information about valuation techniques and inputs used for investments categorized as Level 3 at December 31, 2015. These amounts exclude valuations provided by a broker.

 Fair Value

 Valuation

 Unobservable

 Value/

 Asset Type

 12/31/15

 Technique (s)

 Input

 Range

 Corporate Bonds

 $2,545,998

 Market Comparables

 EBITDA Multiples(1)

 Yield Premium(2)

 5.5x to 6.5x

 1.05%

 Common Stocks

 $742,735

 Market Comparables

 EBITDA

 Multiples(1)

 5.5x to 6.5x

 1.05%

 Preferred Stocks

 $2,236,762

 Market Comparables

 EBITDA

 Multiples(1)

 5.0x to 5.5x

 (1)

 An increase in this unobservable input would result in a higher fair value measurement, while a decrease would result in a lower fair value measurement.

 (2)

 An increase in this unobservable input would result in a lower fair value measurement, while a decrease would result in a higher fair value measurement.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer High Income Trust By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date February 26, 2016 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date February 26, 2016 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date February 26, 2016 * Print the name and title of each signing officer under his or her signature.